Insurance and Reinsurance contract Assets and Liabilities - Reinsurance Contracts Held in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	$ 42,651
Opening reinsurance contract held liabilities, beginning balance	(2,831)
Effects of changes in non-performance risk of reinsurers	57	$ 15
Closing reinsurance contract held assets, ending balance	59,015	42,651
Reinsurance contracts held that are liabilities	(2,669)	(2,831)
Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	42,651	45,871
Opening reinsurance contract held liabilities, beginning balance	(2,831)	(2,391)
Net opening balance, beginning balance	39,820	43,480
Contracts initially recognized during the year	57	72
Effects of changes in non-performance risk of reinsurers	(58)	(14)
Effects of movements in foreign exchange rates	(4,632)	1,098
Total changes in income and OCI	(1,969)	1,086
Total cash flows	14,557	(2,574)
Net closing balance, ending balance	56,346	39,820
Closing reinsurance contract held assets, ending balance	59,015	42,651
Reinsurance contracts held that are liabilities	(2,669)	(2,831)
Reinsurance contracts held | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Contracts initially recognized during the year	18,990	1,933
Reinsurance contracts held | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Contracts initially recognized during the year	1,261	399
Analysis by measurement components | Reinsurance contracts held
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	42,355	45,578
Opening reinsurance contract held liabilities, beginning balance	(2,790)	(2,346)
Opening PAA reinsurance contract net assets, beginning balance	255	248
Net opening balance, beginning balance	39,820	43,480
CSM recognized for services received	(321)	(164)
Change in risk adjustment for non-financial risk for risk expired	(536)	(478)
Experience adjustments	(265)	(19)
Changes that relate to current services	(1,122)	(661)
Contracts initially recognized during the year	57	72
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	142	(19)
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	172	23
Changes that relate to future services	371	76
Adjustments to liabilities for incurred claims	11	5
Changes that relate to past services	11	5
Insurance service result	(740)	(580)
Insurance finance (income) expenses from reinsurance contracts	(1,842)	630
Effects of changes in non-performance risk of reinsurers	(58)	(14)
Effects of movements in foreign exchange rates	4,630	(1,097)
Total changes in income and OCI	1,990	(1,061)
Total cash flows	14,528	(2,606)
Change in PAA balance	8	7
Net closing balance, ending balance	56,346	39,820
Closing reinsurance contract held assets, ending balance	58,725	42,355
Reinsurance contracts held that are liabilities	(2,642)	(2,790)
Opening PAA reinsurance contract net assets, ending balance	263	255
Analysis by measurement components | Reinsurance contracts held | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	38,156	39,656
Opening reinsurance contract held liabilities, beginning balance	(4,384)	(3,919)
Opening PAA reinsurance contract net assets, beginning balance	239	240
Net opening balance, beginning balance	34,011	35,977
CSM recognized for services received	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(265)	(19)
Changes that relate to current services	(265)	(19)
Contracts initially recognized during the year	(1,826)	(64)
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	0	0
Changes in estimates that adjust the CSM	(1,577)	1,433
Changes in estimates that relate to losses and reversal of losses on onerous contracts	171	43
Changes that relate to future services	(3,232)	1,412
Adjustments to liabilities for incurred claims	11	5
Changes that relate to past services	11	5
Insurance service result	(3,486)	1,398
Insurance finance (income) expenses from reinsurance contracts	(1,858)	173
Effects of changes in non-performance risk of reinsurers	(58)	(14)
Effects of movements in foreign exchange rates	4,069	(916)
Total changes in income and OCI	(1,333)	641
Total cash flows	14,528	(2,606)
Change in PAA balance	10	(1)
Net closing balance, ending balance	47,216	34,011
Closing reinsurance contract held assets, ending balance	50,275	38,156
Reinsurance contracts held that are liabilities	(3,308)	(4,384)
Opening PAA reinsurance contract net assets, ending balance	249	239
Analysis by measurement components | Reinsurance contracts held | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	3,685	4,049
Opening reinsurance contract held liabilities, beginning balance	1,305	1,574
Opening PAA reinsurance contract net assets, beginning balance	16	8
Net opening balance, beginning balance	5,006	5,631
CSM recognized for services received	0	0
Change in risk adjustment for non-financial risk for risk expired	(536)	(478)
Experience adjustments	0	0
Changes that relate to current services	(536)	(478)
Contracts initially recognized during the year	1,261	399
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	0	0
Changes in estimates that adjust the CSM	(290)	(821)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	1	(20)
Changes that relate to future services	972	(442)
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	436	(920)
Insurance finance (income) expenses from reinsurance contracts	(62)	447
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	411	(160)
Total changes in income and OCI	785	(633)
Total cash flows	0	0
Change in PAA balance	(2)	8
Net closing balance, ending balance	5,789	5,006
Closing reinsurance contract held assets, ending balance	5,442	3,685
Reinsurance contracts held that are liabilities	333	1,305
Opening PAA reinsurance contract net assets, ending balance	14	16
Analysis by measurement components | Reinsurance contracts held | CSM, Fair value
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	565	1,774
Opening reinsurance contract held liabilities, beginning balance	116	(39)
Opening PAA reinsurance contract net assets, beginning balance	0	0
Net opening balance, beginning balance	681	1,735
CSM recognized for services received	(62)	(217)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(62)	(217)
Contracts initially recognized during the year	2	0
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	110	(36)
Changes in estimates that adjust the CSM	1,657	(821)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	1,769	(857)
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	1,707	(1,074)
Insurance finance (income) expenses from reinsurance contracts	16	41
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	103	(21)
Total changes in income and OCI	1,826	(1,054)
Total cash flows	0	0
Change in PAA balance	0	0
Net closing balance, ending balance	2,507	681
Closing reinsurance contract held assets, ending balance	2,619	565
Reinsurance contracts held that are liabilities	(112)	116
Opening PAA reinsurance contract net assets, ending balance	0	0
Analysis by measurement components | Reinsurance contracts held | CSM, Other
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening reinsurance contract held assets, beginning balance	(51)	99
Opening reinsurance contract held liabilities, beginning balance	173	38
Opening PAA reinsurance contract net assets, beginning balance	0	0
Net opening balance, beginning balance	122	137
CSM recognized for services received	(259)	53
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(259)	53
Contracts initially recognized during the year	620	(263)
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	32	17
Changes in estimates that adjust the CSM	210	209
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	862	(37)
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	603	16
Insurance finance (income) expenses from reinsurance contracts	62	(31)
Effects of changes in non-performance risk of reinsurers	0	0
Effects of movements in foreign exchange rates	47	0
Total changes in income and OCI	712	(15)
Total cash flows	0	0
Change in PAA balance	0	0
Net closing balance, ending balance	834	122
Closing reinsurance contract held assets, ending balance	389	(51)
Reinsurance contracts held that are liabilities	445	173
Opening PAA reinsurance contract net assets, ending balance	$ 0	$ 0